/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending October 31, 2001

MFS Charter Income Trust
Date
Identification of Security
Shares
Repurchased
Repurchase Price
NAV
Broker































































































































Total Shares Repurchased:  0
Remarks:	None.

MFS Charter Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer